Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class A [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 11, 2021
Beginning balance, shares at Feb. 11, 2021
Sale of Placement Units	$ 1				5,216,749		5,216,750
Sale of Placement Units, Shares	521,675
Remeasurement of Class A common stock to redemption amount					(16,815,322)		(16,815,322)
Net income		$ 3,224,096		$ 1,361,451		4,585,547	4,585,547
Issuance of Class B common stock to Sponsor			$ 3		24,997		25,000
Issuance of Class B common stock to Sponsor, shares			2,875,000
Capital contribution					229		229
Sale of Public Units	$ 12				114,999,988		115,000,000
Sale of Public Units, shares	11,500,000
Class A Common Stock subject to possible redemption	$ (12)				(114,999,988)		(115,000,000)
Class A Common Stock subject to possible redemption, Shares	(11,500,000)
Initial fair value of private warrant liability					(437,816)		(437,816)
Re-classification					12,011,163	(12,011,163)
Adjustment of offering cost						(1,250)	(1,250)
Ending balance, value at Dec. 31, 2021	$ 1		$ 3			(7,426,866)	(7,426,862)
Ending balance, shares at Dec. 31, 2021	521,675		2,875,000
Proceeds received in excess of initial fair value of Sponsor Working Capital Loan					792,600		792,600
Sale of Placement Units	$ 2				2,299,998		2,300,000
Sale of Placement Units, Shares	230,000
Initial fair value of private warrant liability					(12,938)		(12,938)
Remeasurement of Class A common stock to redemption amount					(3,079,660)	(336,955)	(3,416,615)
Net income		$ 2,207,686		$ 525,287		2,732,973	2,732,973
Ending balance, value at Dec. 31, 2022	$ 3		$ 3			$ (5,030,848)	$ (5,030,842)
Ending balance, shares at Dec. 31, 2022	751,675		2,875,000